Event After the Reporting Date	12 Months Ended
Jul. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
Event After the Reporting Date	On August 25, 2020, the Company issued 1,200,000 flow-through common shares on the exercise of the Warrants at an exercise price of $0.05 for gross proceeds of $60,000.